Convertible Debentures and Notes Payable (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Payable and Accrued Liabilities (Tables)
Schedule of long-term debt matures
Year Ending	Notes Payable	Convertible Notes	Total
2021	$5,943	$37,224	$43,167
2022	32,940	197,106	230,036
2023	28,951	-	28,951
2024	3,296	-	3,296
2025	3,422	-	3,422
Thereafter	138,620	-	138,620

	$213,162	$234,330	$447,492